Description of Business (Details)	5 Months Ended		6 Months Ended
	Jun. 08, 2017 USD ($) $ / shares shares	May 25, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 shares
Entity Information [Line Items]
Formation date			Aug. 07, 2007
General partner, Name			Navios GP L.L.C.
Date of initial public offering			Nov. 16, 2007
Common units outstanding | shares			147,436,276		83,323,911
General partner units outstanding | shares			3,008,908		1,700,493
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			$ 17,323,000
Payments to acquire vessels and the chartered out contracts			$ 101,050,000	$ 0
Trading Symbol			NMM
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings			20.90%
Navios Holdings' general partner interest in Navios Partners			2.00%
Common units outstanding | shares			28,421,233
Navios Containers
Entity Information [Line Items]
Entity Incorporation, Country Name			the Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation			Apr. 28, 2017
Private Placement | Navios Containers
Entity Information [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	10,057,645
Proceeds from Issuance of Private Placement	$ 50,288,000
Sale of Stock, Price Per Share | $ / shares	$ 5
Private Placement | Navios Containers
Entity Information [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 30,000,000
Sale of Stock, Percentage of Ownership after Transaction	59.70%
Private Placement | Navios Containers | Navios Holdings
Entity Information [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	$ 5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	9.90%
Warrants | Navios Containers
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	6.80%
Warrants, Expected term	5 years
Warrants | Navios Containers | Navios Holdings
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.70%
Warrants, Expected term	5 years
NOTC | Navios Containers
Entity Information [Line Items]
Trading Symbol			NMCI
Navios Containers Vessels
Entity Information [Line Items]
Number Of Vessels Acquired		5
Payments to acquire vessels and the chartered out contracts		$ 59,000,000
Navios Containers Vessels | Navios Containers
Entity Information [Line Items]
Number Of Vessels Acquired	5
Containership Capacity	4,250
Payments to acquire vessels and the chartered out contracts	$ 64,000,000
Charter Hire Daily Rate	$ 26,850
Number Of Vessels To Be Acquired	9
Number Of Vessels	14